UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C. 20549

                          FORM 13F


                     FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [   ]: Amendment Number:____

This Amendment (Check only one):

[   ]  is a restatement
[   ]  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:       DKR Oasis Management Company L.P.
Address:    1281 East Main Street
	    Stamford, CT 06902


13F File Number:  28-13553

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Phillip M. Meyer
Title:	Chief Compliance Officer and Legal Counsel
Phone:	+852.2847.7708


Signature, Place, and Date of Signing:

/s/ Phillip M. Meyer, Hong Kong, 02/16/2010

Report Type (Check only one):

[X] 	 13F HOLDINGS REPORT.
[   ] 	 13F NOTICE.
[   ] 	 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE



                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

No.  Form 13F File Number    Name


Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $5,645.73 (x1000)

No Puts and Calls

                        Form 13F Information Table


Name Of Issuer                   Title Of Class      Cusip        Value (x1000)       Quantity   Shrs/ Other Invt      Vtng
                                                                                                 PRN     Mgr Disc      Authy

MICROVISION INC DEL              COM                 594960106         3,502.58      1,104,915   SH          DEFINED     DEFINED
TRIAN ACQUISITION I CORP         *W EXP 01/23/201    89582E116            00.00         29,300   PRN         DEFINED     DEFINED
QIAO XING UNIVERSAL TELEPHON     ORD                 G7303A109         2,072.84        946,503   SH          DEFINED     DEFINED
VANTAGE DRILLING COMPANY         *W EXP 05/24/201    G93205121            17.97        179,900   PRN         DEFINED     DEFINED
SEANERGY MARITIME HLDGS CORP     *W EXP 09/24/201    Y73760111            52.34        290,800   PRN         DEFINED     DEFINED
